REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Reconciliation of Operations of Segments
The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):
	Years Ended December 31,
	2021	2020
Net revenue	$427,935	$332,856
Brand Direct	253,787	197,551
Marketplace	224,158	155,999
Other	9,640	9,357
Intercompany eliminations	(59,650)	(30,051)
Cost of revenue	300,016	234,731
Brand Direct	192,479	151,526
Marketplace	163,637	109,921
Other	3,550	3,335
Intercompany eliminations	(59,650)	(30,051)
Gross profit	$127,919	$ 98,125
Brand Direct	61,308	46,025
Marketplace	60,521	46,078
Other	6,090	6,022
Salaries and related costs	48,014	33,386
General and administrative expenses	43,049	30,020
Depreciation and amortization	25,401	17,954
Acquisition costs	1,967	4,814
Contingent consideration changes in fair value of acquisition	1,106	—
Income from operations	$ 8,382	$ 11,951